Unpaid Losses and Loss Adjustment Expenses - Narrative (Q1) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Losses and loss adjustment expenses, net	$ 13,713,000	$ 18,018,000		$ 81,440,000	$ 69,861,000	$ 56,228,000
Prior year adjustments	1,213,000	5,521,000		24,284,000	19,432,000	15,594,000
Loss Portfolio Transfer (LPT) | Minimum
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments	2,400,000
Loss Portfolio Transfer (LPT) | Maximum
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments	20,000,000
Winter Storm Uri
Liability for Claims and Claims Adjustment Expense [Line Items]
Losses and loss adjustment expenses, net			$ 2,000,000
Commercial Line
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments	817,000	5,700,000			18,500,000	15,200,000
Personal Line
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments	396,000	219,000			$ 957,000	$ 352,000
Accident Year 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments		1,300,000		9,600,000
Accident Year 2019 | Loss Portfolio Transfer (LPT)
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments	$ 1,800,000
2021 Accident Year
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments				1,800,000
Accident Year 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments		1,500,000		4,000,000
Accident Year 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments		1,500,000		3,700,000
Accident Year 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior year adjustments		$ 1,300,000		$ 5,200,000